Income tax expense - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Applicable tax rate		25.00%
Deferred income tax assets	¥ 297	¥ 196
Tax effect of tax losses expiration year	2032 years	2031 years
Tax effect of tax losses	¥ 1,705	¥ 1,188
Unrecognized uncertain tax positions	¥ 0	¥ 0
HONG KONG
Income tax expense
Applicable tax rate	0.00%
Accounting profit	¥ 0